Share Capital - Options by Exercise Price (Details)	3 Months Ended
	Sep. 30, 2024 Equityinstruments $ / shares	Jun. 30, 2024 Equityinstruments
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	11,133,394	9,070,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 3 months 25 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.81
Number Exercisable, Options Exercisable | Equityinstruments	8,220,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.29
1.04
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.04
Number of Shares, Options Outstanding | Equityinstruments	900,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.04
Number Exercisable, Options Exercisable | Equityinstruments	900,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.04
5.58
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 5.58
Number of Shares, Options Outstanding | Equityinstruments	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 months 13 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 5.58
Number Exercisable, Options Exercisable | Equityinstruments	500,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 5.58
2.51
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 2.51
Number of Shares, Options Outstanding | Equityinstruments	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 3 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.51
Number Exercisable, Options Exercisable | Equityinstruments	1,200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.51
4.50
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 4.5
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 9 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.5
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.5
4.67
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 4.67
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 5 months 4 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.67
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.67
6.10
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 6.1
Number of Shares, Options Outstanding | Equityinstruments	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 5 months 15 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.1
Number Exercisable, Options Exercisable | Equityinstruments	170,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.1
6.95
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 6.95
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 6 months 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.95
Number Exercisable, Options Exercisable | Equityinstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.95
3.76
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.76
Number of Shares, Options Outstanding | Equityinstruments	3,750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 6 months 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.76
Number Exercisable, Options Exercisable | Equityinstruments	3,750,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.76
3.87
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.87
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 7 months 20 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.87
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.87
2.96
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 2.96
Number of Shares, Options Outstanding | Equityinstruments	750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 11 months 23 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.96
Number Exercisable, Options Exercisable | Equityinstruments	333,333
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.96
1.09
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.09
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 6 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.09
Weighted Average Exercise Price, Options Exercisable (in USD per share)	1.09
1.15
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.15
Number of Shares, Options Outstanding | Equityinstruments	1,063,394
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 10 months 9 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.15
Weighted Average Exercise Price, Options Exercisable (in USD per share)	1.15
1.36
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.36
Number of Shares, Options Outstanding | Equityinstruments	2,000,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 11 months 1 day
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
Number Exercisable, Options Exercisable | Equityinstruments	666,667
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36